FINANCIAL RISK MANAGEMENT - Foreign Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
1% increase, assets	$ 2,644	$ 2,535
1% decrease, assets	(2,644)	(2,535)
1% increase, liabilities	339	482
1% decrease, liabilities	(339)	(482)
Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
1% increase, liabilities	339	482
1% decrease, liabilities	(339)	(482)
Equity-accounted investments in multi-family rental properties
Disclosure of nature and extent of risks arising from financial instruments [line items]
1% increase, assets	208	209
1% decrease, assets	(208)	(209)
Equity-accounted investments in Canadian residential developments
Disclosure of nature and extent of risks arising from financial instruments [line items]
1% increase, assets	1,068	988
1% decrease, assets	(1,068)	(988)
Canadian development properties
Disclosure of nature and extent of risks arising from financial instruments [line items]
1% increase, assets	1,367	1,335
1% decrease, assets	(1,367)	(1,335)
Investments in U.S. residential developments
Disclosure of nature and extent of risks arising from financial instruments [line items]
1% increase, assets	1	3
1% decrease, assets	$ (1)	$ (3)